SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 2,883	$ 3,164	$ 2,037
Net income taxes paid (received)	$ 1,412	$ 534	$ 285